Employee Benefits Obligations (Details) - Schedule of Benefit Obligation	Mar. 31, 2023	Mar. 31, 2022
Males [Member] | Bottom of range [member] | Longetivity at age of 65 for current members aged above 45 [Member]
Employee Benefits Obligations (Details) - Schedule of Benefit Obligation [Line Items]
Employee longevity percentage	0.258%
Males [Member] | Bottom of range [member] | Longetivity at age of 65 for current members aged above 45 or below [Member]
Employee Benefits Obligations (Details) - Schedule of Benefit Obligation [Line Items]
Employee longevity percentage	0.092%
Males [Member] | Top of range [member] | Longetivity at age of 65 for current members aged above 45 [Member]
Employee Benefits Obligations (Details) - Schedule of Benefit Obligation [Line Items]
Employee longevity percentage	2.406%
Males [Member] | Top of range [member] | Longetivity at age of 65 for current members aged above 45 or below [Member]
Employee Benefits Obligations (Details) - Schedule of Benefit Obligation [Line Items]
Employee longevity percentage	0.168%
Females [Member] | Bottom of range [member] | Longetivity at age of 65 for current members aged above 45 [Member]
Employee Benefits Obligations (Details) - Schedule of Benefit Obligation [Line Items]
Employee longevity percentage	0.258%
Females [Member] | Bottom of range [member] | Longetivity at age of 65 for current members aged above 45 or below [Member]
Employee Benefits Obligations (Details) - Schedule of Benefit Obligation [Line Items]
Employee longevity percentage	0.092%
Females [Member] | Top of range [member] | Longetivity at age of 65 for current members aged above 45 [Member]
Employee Benefits Obligations (Details) - Schedule of Benefit Obligation [Line Items]
Employee longevity percentage	2.406%
Females [Member] | Top of range [member] | Longetivity at age of 65 for current members aged above 45 or below [Member]
Employee Benefits Obligations (Details) - Schedule of Benefit Obligation [Line Items]
Employee longevity percentage	0.168%